Other operating income (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other operating income.
Government grants	¥ 503,685	¥ 395,042	¥ 427,832
Claims income	175,499	141,408	96,388
Others	245,395	171,405	121,193
Total other operating income	¥ 924,579	¥ 707,855	¥ 645,413